Summary of Significant Accounting Policies - Schedule of Revenues (Details) - USD ($)	6 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Schedule of Revenues [Line Items]
Total revenues	$ 17,662,340	$ 16,406,402
AI services [Member]
Schedule of Revenues [Line Items]
Total revenues	17,048,289	16,406,402
AI+ Business Process Outsourcing (“AI+BPO”) services [Member]
Schedule of Revenues [Line Items]
Total revenues	$ 614,051